Stock Option Plan - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended				9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Employees and Consultants [Member]	Dec. 31, 2011 New President and Chief Executive Officer [Member]	Dec. 31, 2010 Board Of Directors [Member]	Dec. 31, 2011 New Chief Medical Officer [Member]	Sep. 30, 2011 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2011 Maximum Employees and Consultants [Member]	Sep. 30, 2011 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2011 Minimum Employees and Consultants [Member]	Sep. 30, 2012 2005 Plan	Sep. 30, 2011 2005 Plan	Sep. 30, 2012 2005 Plan	Sep. 30, 2011 2005 Plan	Dec. 31, 2011 2005 Plan	Dec. 31, 2010 2005 Plan	Dec. 31, 2011 2005 Plan	Sep. 30, 2012 2005 Plan	Apr. 25, 2011 2005 Plan	Jun. 03, 2008 2005 Plan	Sep. 30, 2012 2005 Plan Maximum Y	Dec. 31, 2011 2005 Plan Maximum Y	Sep. 30, 2012 2005 Plan Minimum	Dec. 31, 2011 2005 Plan Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan			4,009,345																							7,000,000	2,990,655
Term of stock options granted under 2005 Plan (in years)																												10	10
Stock option vesting period																												4 years	4 years	3 years	3 years
Shares available for future grants and awards under plan		901,290	51,601	1,077,352	1,057,414													901,290		901,290					901,290
Fair value of options vested under 2005 Plan																		$ 117,228	$ 104,186	$ 446,897	$ 230,929	$ 276,985	$ 304,468	$ 2,188,342	$ 2,801,762
Total unrecognized estimated compensation cost related to stock options																		$ 1,470,862		$ 1,470,862		$ 2,375,630		$ 2,375,630	$ 1,470,862
Total unrecognized estimated compensation cost related to stock options, recognition period																				8 months 12 days		2 years 6 months
Options granted under the Plan			(5,054,317)	(440,000)		5,054,317	2,354,379	440,000	1,750,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price							$ 1.00	$ 1.00	$ 1.00				$ 2.42				$ 1.00
Expected Term	10 years					10 years		10 years		10 years	10 years	10 years		6 years	5 years	5 years